Offerings	Apr. 01, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares Underlying Rights
Amount Registered	375,000
Proposed Maximum Offering Price per Unit	10
Maximum Aggregate Offering Price	$ 3,750,000
Amount of Registration Fee	$ 517.88
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the “Securities Act”).
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one right, with each right entitling the holder to one-fourth of one ordinary share
Amount Registered	11,500,000
Proposed Maximum Offering Price per Unit	10
Maximum Aggregate Offering Price	$ 115,000,000
Amount of Registration Fee	$ 15,881.5
Offering Note

(2) Includes 1,500,000 units, consisting of 1,500,000 Class A ordinary shares and 1,500,000 rights, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares Underlying the Rights
Amount Registered	2,500,000
Proposed Maximum Offering Price per Unit	10
Maximum Aggregate Offering Price	$ 25,000,000
Amount of Registration Fee	$ 3,452.5
Offering Note

(3) Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share capitalizations or similar transactions.

Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares to be issued to Representative
Amount Registered	439,375
Proposed Maximum Offering Price per Unit	10
Maximum Aggregate Offering Price	$ 4,393,750
Amount of Registration Fee	$ 606.78
Offering Note	(4) No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.